Accrued liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities [Line Items]
Payroll liabilities	$ 16,082	$ 16,888
Current portion of DSU liabilities	5,099	0
Income and other taxes payable	8,189	5,064
Dividends payable	2,098	1,137
Accrued interest payable	1,466	1,331
Third-party equipment rental liabilities	2,572	2,678
Funding obligations	0	3,022
Other	1,556	1,698
Accrued liabilities	43,784	33,389
DGI
Accrued Liabilities [Line Items]
Obligation and Deferred consideration related to acquisition	1,720	1,571
MLN
Accrued Liabilities [Line Items]
Obligation and Deferred consideration related to acquisition	$ 5,002	$ 0